Recently Issued Accounting Pronouncements	9 Months Ended
Mar. 31, 2012
Recently Issued Accounting Pronouncements [Abstract]
Recently Issued Accounting Pronouncements

15. Recently Issued Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-08 "Testing Goodwill for Impairment" (ASU 2011-08), which amends ASC 350 "Intangibles – Goodwill and Other." This update permits entities to make a qualitative assessment of whether it is more likely than not that a reporting unit's fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. This update is effective for fiscal years beginning after December 15, 2011. The Company does not anticipate the adoption of this statement to have an impact on its financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220) Presentation of Comprehensive Income", which provides an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments are effective for fiscal years beginning after December 15, 2011. The amendments are to be applied retrospectively, with early adoption permitted. The Company does not anticipate the adoption of this statement to have an impact on its financial statements.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, "Fair Value Measurements (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. The Company does not anticipate the adoption of this statement to have an impact on its financial position or results of operations.